Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

24. Subsequent events

Item	Event	Date	Description
1	Closing approval of the joint venture O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A.	January 2023

On January 17, 2023, the Company announced to its shareholders and the market in general that, in agreement with OceanPact Serviços Marítimos SA (“OceanPact”), they had decided to close the joint venture O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente SA (“O'Brien's Brasil”) whose activity is the provision of specialized consulting services in Brazil (“Agreement”). This Agreement was intended to avoid overlapping activities and operations between Ambipar Response SA (“Ambipar Response”) and OceanPact. Environpact Consultoria em Engenharia e Meio Ambiente Ltda. (“Environpact”), a wholly-owned subsidiary of OceanPact, will hold 100% of the shares representing the capital stock of O'Brien's Brasil, and will no longer use the “O'Brien's” brand, changing its name to “EnvironPact Sustainability and Resilience”. Ambipar Response owns 100% of the capital of O'Brien's Response Management Inc, will receive, in two installments, the amount of R$11 million for 50% of the shares representing the capital stock of O'Brien's Brasil. The O'Brien's brand will continue to be used by Ambipar Response, which continues with its strategic plan and with its activities in Brazil and worldwide.

2	Implementation of the registration report submitted by Ambipar Emergency Response to the US Securities and Exchange Commission ("SEC")	February 2023

On February 6, 2023, the Company informed its shareholders and the market in general that, following the Material Fact disclosed on July 6, 2022 and the Notice to the Market of December 14, 2022, the US Securities and Exchange Commission ( "SEC") declared effective on February 3, 2023, the registration report (registration statement) submitted by Ambipar Emergency Response ("Ambipar Response"), holding company of the emergency response segment of the Ambipar group, regarding the business combination of Emergência Participações SA, a wholly-owned subsidiary of Ambipar Response with HPX Corp ('HPX”), a special purpose acquisition company (SPAC) (“Business Combination”), and the registration of Class A common shares and “warrants” from Ambipar Response. Immediately thereafter, the Extraordinary General Meeting of HPX will be held on February 28, 2023, in which compliance with the conditions precedent and conclusion of the Business Combination (“AGE HPX”) will be assessed. Only after the approval of the shareholders at the HPX AGE, the Business Combination will become effective and there will be a consequent listing of the Class A common shares of Ambipar Response on NYSE American under the ticker, "AMBI". The conclusion of this transaction is an important milestone in carrying out the growth and internationalization strategy of Ambipar Response's operations, further strengthening its position as a global reference in industrial services and emergency response.

Item	Event	Date	Description

3	Federal Supreme Court (“STF”) changes understanding related to res judicata in tax matters	February 2023

On February 8, 2023, the Federal Supreme Court (STF) ruled on Items 881 – Extraordinary Appeal No. 949.297 and 885 – Extraordinary Appeal No. 955.227. The ministers who participated in these issues unanimously concluded that judicial decisions taken definitively in favor of taxpayers should be annulled if, later, the Supreme Court has a different understanding on the subject. That is, if years ago a company obtained authorization from the Court to stop paying any tax, this permission will automatically expire if, and when, the STF understands that the payment is due. Management evaluated with its internal legal advisors the possible impacts of this STF decision and concluded that the decision of the STF does not result, based on management's assessment supported by its legal advisors, and in line with CPC25/IAS37 Provisions, Contingent Liabilities and Contingent Assets, CPC 32/IAS 12 Income Taxes, ICPC 22 / IFRIC 23 Uncertainty about the treatment of income taxes and CPC24/IAS10 Subsequent Events, with significant impacts on its financial statements as of December 31, 2022.